Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 75.1%
U.S. Treasury - 0.4%
U.S. Treasury Notes
4.25%, 11/15/2034	$ 500,000	$ 487,578
		487,578
U.S. Treasury Inflation-Protected Securities - 74.7%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	4,773,400	2,636,313
0.25%, 02/15/2050	1,840,755	1,086,447
0.63%, 02/15/2043	2,964,082	2,204,038
0.75%, 02/15/2042 - 02/15/2045	7,943,762	6,093,073
1.00%, 02/15/2046	998,647	763,367
1.38%, 02/15/2044	2,910,520	2,458,651
1.50%, 02/15/2053	2,122,760	1,711,824
1.75%, 01/15/2028	1,957,787	1,960,508
2.00%, 01/15/2026	3,393,775	3,406,287
2.13%, 02/15/2040 - 02/15/2054	5,506,749	5,341,120
2.38%, 01/15/2027	2,753,467	2,795,901
2.50%, 01/15/2029	2,644,935	2,713,530
3.38%, 04/15/2032	2,775,326	3,026,493
3.63%, 04/15/2028	926,559	979,895
3.88%, 04/15/2029	2,494,921	2,694,778
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 04/15/2026 - 01/15/2032	14,734,379	13,732,474
0.25%, 07/15/2029	2,220,138	2,076,932
0.38%, 01/15/2027 - 07/15/2027	8,688,749	8,472,040
0.50%, 01/15/2028	2,238,337	2,161,416
0.63%, 01/15/2026 - 07/15/2032	3,890,443	3,636,381
0.75%, 07/15/2028	4,210,548	4,083,947
0.88%, 01/15/2029	3,248,674	3,132,592
1.13%, 01/15/2033	1,376,908	1,281,195
1.25%, 04/15/2028	4,417,728	4,345,668
1.38%, 07/15/2033	3,116,460	2,950,074
1.63%, 10/15/2027 - 10/15/2029	5,983,467	5,983,633
1.75%, 01/15/2034	923,742	895,053
2.13%, 04/15/2029 - 01/15/2035	4,969,643	4,999,862
2.38%, 10/15/2028	3,605,175	3,691,840
		101,315,332
Total U.S. Government Obligations (Cost $109,889,198)		101,802,910
CORPORATE DEBT SECURITIES - 12.9%
Aerospace & Defense - 0.2%
Boeing Co.
3.25%, 02/01/2028	306,000	290,071
Automobiles - 0.2%
Ford Motor Credit Co. LLC
6.05%, 11/05/2031	300,000	298,379
Banks - 6.0%
BAC Capital Trust XIV
3-Month Term SOFR + 0.66%, 5.02% (A), 02/16/2025 (B)	966,000	822,841
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	$ 338,000	$ 324,265
Fixed until 10/25/2034, 5.52% (A), 10/25/2035	968,000	945,900
Barclays PLC
Fixed until 09/10/2029, 4.94% (A), 09/10/2030	320,000	314,705
BPCE SA
Fixed until 01/14/2045, 6.92% (A), 01/14/2046 (C)	253,000	261,539
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (A), 11/03/2032	609,000	511,393
Fixed until 09/19/2034, 5.41% (A), 09/19/2039	228,000	217,094
Corestates Capital II
3-Month Term SOFR + 0.91%, 5.21% (A), 01/15/2027 (C)	232,000	229,101
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (A), 05/28/2032	700,000	603,596
Fixed until 01/18/2028, 6.72% (A), 01/18/2029	350,000	364,205
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	1,074,000	903,630
HSBC Holdings PLC
Fixed until 11/03/2032, 8.11% (A), 11/03/2033	379,000	429,368
Morgan Stanley
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	208,000	170,635
Fixed until 10/18/2029, 4.65% (A), 10/18/2030	1,100,000	1,078,264
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	381,000	330,045
Fixed until 08/15/2029, 4.96% (A), 08/15/2030	300,000	296,483
Zions Bancorp NA
Fixed until 08/19/2034, 6.82% (A), 11/19/2035	252,000	258,654
		8,061,718
Chemicals - 0.7%
Albemarle Corp.
5.65%, 06/01/2052 (D)	479,000	407,926
Dow Chemical Co.
5.60%, 02/15/2054	88,000	83,064
Eastman Chemical Co.
5.75%, 03/08/2033	259,000	263,675
Sherwin-Williams Co.
4.80%, 09/01/2031	142,000	139,899
		894,564
Commercial Services & Supplies - 0.6%
Triton Container International Ltd.
3.15%, 06/15/2031 (C)	968,000	825,839
Transamerica Series Trust

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.1%
MasTec, Inc.
5.90%, 06/15/2029	$ 154,000	$ 156,835
Containers & Packaging - 0.2%
Smurfit Westrock Financing DAC
5.42%, 01/15/2035 (C)	201,000	200,601
Sonoco Products Co.
5.00%, 09/01/2034 (D)	66,000	62,481
		263,082
Hotels, Restaurants & Leisure - 0.2%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	386,000	287,288
Insurance - 0.8%
Hartford Financial Services Group, Inc.
3-Month Term SOFR + 2.39%, 6.91% (A), 02/12/2067 (C)	1,196,000	1,113,825
Metals & Mining - 1.6%
ArcelorMittal SA
6.35%, 06/17/2054 (D)	185,000	184,390
Corp. Nacional del Cobre de Chile
6.33%, 01/13/2035 (C)	285,000	289,132
Glencore Funding LLC
2.63%, 09/23/2031 (C)	372,000	314,672
2.85%, 04/27/2031 (C)	634,000	551,764
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/2041	294,000	292,254
South32 Treasury Ltd.
4.35%, 04/14/2032 (C)	615,000	563,367
		2,195,579
Oil, Gas & Consumable Fuels - 2.1%
APA Corp.
4.25%, 01/15/2030 (C)(D)	1,102,000	1,034,259
6.10%, 02/15/2035 (C)	120,000	119,324
Diamondback Energy, Inc.
5.40%, 04/18/2034	153,000	150,574
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	474,000	461,779
Energy Transfer LP
5.35%, 05/15/2045	138,000	124,172
Enterprise Products Operating LLC
3.70%, 01/31/2051	446,000	320,146
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	248,000	243,302
Phillips 66 Co.
4.95%, 03/15/2035 (D)	409,000	387,253
		2,840,809
Software - 0.2%
Oracle Corp.
5.25%, 02/03/2032	288,000	286,988
Total Corporate Debt Securities (Cost $17,663,628)		17,514,977
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 9.4%
Australia - 0.9%
Australia Government Bonds
2.50%, 09/20/2030 (E)	AUD 1,250,000	$ 1,179,481
Italy - 0.8%
Italy Buoni Poliennali Del Tesoro
0.10%, 05/15/2033 (E)	EUR 1,169,610	1,081,626
Japan - 4.8%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2026 - 03/10/2028	JPY 972,402,000	6,427,963
Mexico - 0.1%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 257,000	189,895
Spain - 2.8%
Spain Government Inflation-Linked Bonds
0.70%, 11/30/2033 (E)	EUR 1,699,211	1,719,305
1.00%, 11/30/2030 (E)	2,010,608	2,120,238
		3,839,543
Total Foreign Government Obligations (Cost $14,441,481)		12,718,508
ASSET-BACKED SECURITY - 0.7%
American Express Credit Account Master Trust
Series 2022-3, Class A, 3.75%, 08/15/2027	$ 1,025,000	1,020,763
Total Asset-Backed Security (Cost $998,935)		1,020,763

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 1.0%
Money Market Fund - 1.0%
State Street Institutional U.S. Government Money Market Fund, 4.33% (F)	1,307,387	1,307,387
Total Short-Term Investment Company (Cost $1,307,387)		1,307,387

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.4%
U.S. Treasury Bills 4.57% (F), 02/25/2025	$ 600,000	598,441
Total Short-Term U.S. Government Obligation (Cost $598,302)		598,441
Transamerica Series Trust

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (F)	2,114,070	$ 2,114,070
Total Other Investment Company (Cost $2,114,070)		2,114,070
Total Investments (Cost $147,013,001)		137,077,056
Net Other Assets (Liabilities) - (1.1)%		(1,494,751)
Net Assets - 100.0%		$ 135,582,305
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	04/10/2025	USD	1,712,447	AUD	2,650,000	$64,355	$—
JPM	04/10/2025	USD	7,230,252	EUR	6,800,000	152,048	—
JPM	04/10/2025	USD	6,626,059	JPY	985,000,000	224,232	—
JPM	04/10/2025	AUD	750,000	USD	467,189	—	(748)
JPM	04/10/2025	EUR	2,050,000	USD	2,139,220	—	(5,349)
Total						$440,635	$(6,097)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$101,802,910	$—	$101,802,910
Corporate Debt Securities	—	17,514,977	—	17,514,977
Foreign Government Obligations	—	12,718,508	—	12,718,508
Asset-Backed Security	—	1,020,763	—	1,020,763
Short-Term Investment Company	1,307,387	—	—	1,307,387
Short-Term U.S. Government Obligation	—	598,441	—	598,441
Other Investment Company	2,114,070	—	—	2,114,070
Total Investments	$3,421,457	$133,655,599	$—	$137,077,056
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$440,635	$—	$440,635
Total Other Financial Instruments	$—	$440,635	$—	$440,635
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(6,097)	$—	$(6,097)
Total Other Financial Instruments	$—	$(6,097)	$—	$(6,097)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Floating or variable rate security. The rate disclosed is as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)	Perpetual maturity. The date displayed is the next call date.
Transamerica Series Trust

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $5,503,423, representing 4.1% of the
Fund's net assets.

(D)
All or a portion of the security is on loan. The total value of the securities on loan is $2,069,991, collateralized by cash collateral of $2,114,070. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the total value of the Regulation S securities is $6,100,650, representing
4.5% of the Fund's net assets.

(F)	Rate disclosed reflects the yield at January 31, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
JPM	JPMorgan Chase Bank, N.A.
PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
Transamerica Series Trust

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Inflation Opportunities (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Series Trust

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust